Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Schedule of Inventories	As of March 31, 2026 and 2025, inventories consisted of the following:
	As of March 31,
	2026	2025
Raw materials	$947,571	$-
Total inventories	$947,571	$-